Intangible assets (Tables)	12 Months Ended
May 31, 2019
Intangible assets
Schedule of intangible assets

					Intellectual
			Licences,		property,	Total
	Customer	Corporate	permits &	Non-compete	trademarks &	intangible
	relationships	website	applications	agreements	brands	assets
Cost
At May 31, 2017	$—	$218	$1,250	$—	$4,887	$6,355
Business acquisitions	11,730	39	137,920	1,930	76,190	227,809
Additions	—	152	—	—	9	161
At May 31, 2018	11,730	409	139,170	1,930	81,086	234,325
Business acquisitions	21,300	—	123,956	1,400	16,200	162,856
Additions	—	496	12,754	—	1,244	14,494
At May 31, 2019	$33,030	$905	$275,880	$3,330	$98,530	$411,675

Accumulated depreciation
At May 31, 2017	$—	$156	$153	$—	$4,155	$4,464
Amortization	1,274	100	124	314	1,605	3,417
At May 31, 2018	1,274	256	277	314	5,760	7,881
Amortization	4,729	161	582	1,176	5,090	11,738
At May 31, 2019	$6,003	$417	$859	$1,490	$10,850	$19,619

Net book value
At May 31, 2017	$—	$62	$1,097	$—	$732	$1,891
At May 31, 2018	$10,456	$153	$138,893	$1,616	$75,326	$226,444
At May 31, 2019	$27,027	$488	$275,021	$1,840	$87,680	$392,056